UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form 13F

                     Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Hovde Capital Advisors LLC
Address:  1826 Jefferson Place, NW
          Washington, D.C. 20036

Form 13F File Number:  28-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard J. Perry, Jr.
Title:    Managing Member
Phone:    (202) 822-8117

Signature, Place, and Date of Signing:

/s/ Richard J. Perry, Jr.  Washington, D.C.   May 12, 2005
-------------------------  ----------------   ----------------
Richard J. Perry, Jr.      [City, State]      [Date]

Report Type  (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


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                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$201,941 (thousands)



List of Other Included Managers:   NONE



Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                 FORM 13F INFORMATION TABLE

                                 TITLE OF             VALUE   SHRS OR  SH/ PUT/   INVESTMENT    OTHER  VOTING AUTHORITY
         NAME OF ISSUER          CLASS      CUSIP    (x1000)  PRN AMT  PRN CALL   DISCRETION    MGRS   SOLE  SHARED    NONE
ANCHOR BANCORP WISCONSIN INC     COM      032839102    3,599  142,622   SH           SOLE                    14,575  128,047
ASTORIA FINANCIAL CORP           COM      046265104    2,892  127,490   SH           SOLE                    13,177  114,313
ASSURANT INC			 COM 	  04621X108   11,294  373,549   SH           SOLE                    38,405  335,144
ALLSTATE CORP                    COM      020002101    9,804  202,781   SH           SOLE                    21,436  181,345
AMCORE FINANCIAL INC             COM      023912108    3,116  123,730   SH           SOLE                    13,424  110,306
AMSOUTH BANCORPORATION           COM      032165102    5,279  227,116   SH           SOLE                    23,694  203,422
ATLANTIC BANCGROUP INC           COM      048221105    1,231   50,251   SH           SOLE                             50,251
BANCORP BANK/THE                 COM      05969F109      350   25,000   SH           SOLE                             25,000
BEAR STEARNS COMPANIES INC       COM      073902108    5,295   59,751   SH           SOLE                     6,746   53,005
CAMBRIDGE BANCORP                COM      132152109      435   13,700   SH           SOLE                             13,700
CENTRAL FLORIDA STATE BANK       COM      153479100      672   42,000   SH           SOLE                             42,000
CIT GROUP INC                    COM      125581108    7,209  211,622   SH           SOLE                    21,911  189,711
COMMUNITY BANCORP INC            COM      20342P109    3,047   95,546   SH           SOLE                             95,546
COLONIAL BANCGROUP INC           COM      195493309    5,099  282,118   SH           SOLE                    33,605  248,513
COMMUNITY WEST BANCSHARES        COM      204157101      910   85,377   SH           SOLE                    10,812   74,565
COMMONWEALTH BANKSHARES INC      COM      202736104      635   31,447   SH           SOLE                             31,447
DCB FINANCIAL CORP               COM      233075100    1,946   76,783   SH           SOLE                             76,783
EFC BANCORP INC                  COM      268423100      880   37,849   SH           SOLE                     3,394   34,455
EAGLE BANCORP INC                COM      268948106      300   30,624   SH           SOLE                             30,624
ENDURANCE SPECIALTY HOLDINGS     COM      G30397106    3,924  115,574   SH           SOLE                    11,861  103,713
EVERGREEN BANCORP INC            COM      300349107      134    8,098   SH           SOLE                              8,098
FOOTHILL INDEPENDENT BANCORP     COM      344905104      779   34,584   SH           SOLE                     3,682   30,902
FREDDIE MAC                      COM      313400301    8,025  141,605   SH           SOLE                    14,631  126,974
GOLD BANC CORPORATION INC        COM      379907108    3,012  242,900   SH           SOLE                    28,225  214,675
HIBERNIA CORP  -CL A             COM      428656102    9,597  336,095   SH           SOLE                    36,285  299,810
JACKSONVILLE BANCORP INC FL      COM      469249106    1,412   47,129   SH           SOLE                             47,129
JP MORGAN CHASE & CO             COM      46625H100    7,993  258,276   SH           SOLE                    27,263  231,013
KEYCORP                          COM      493267108    6,139  211,150   SH           SOLE                    21,965  189,185
MBNA CORP                        COM      55262L100    4,931  223,995   SH           SOLE                    23,145  200,850
MAXCOR FINANCIAL GROUP INC       COM      57772G100    5,141  491,204   SH           SOLE                    53,270  437,934
MB FINANCIAL INC                 COM      55264U108    1,689   44,103   SH           SOLE                             44,103
MIDWEST BANC HOLDINGS INC        COM      598251106      241   12,085   SH           SOLE                             12,085
NATIONAL MERCANTILE BANCORP      COM      636912206    1,392  104,300   SH           SOLE                            104,300
MERRILL LYNCH & CO INC           COM      590188108    5,733  114,423   SH           SOLE                    13,137  101,286
METLIFE INC                      COM      59156R108    8,238  234,782   SH           SOLE                    24,103  210,679
MERCHANTS & MFRS BANCORPORATION  COM      588327106    1,386   39,050   SH           SOLE                             39,050
MONTPELIER RE HOLDINGS LTD       COM      G62185106    5,382  170,914   SH           SOLE                    17,789  153,125
KNIGHT TRADING GROUP INC-A       COM      499063105    4,494  519,960   SH           SOLE                    53,795  466,165
OLD REPUBLIC INTL CORP           COM      680223104    6,857  328,383   SH           SOLE                    33,980  294,403
EPLUS INC                        COM      294268107    5,715  554,700   SH           SOLE                    64,998  489,702
PARTNERRE LTD                    COM      G6852T105    6,578  113,436   SH           SOLE                    11,612  101,824
PRUDENTIAL FINANCIAL INC         COM      744320102    9,435  183,333   SH           SOLE                    18,964  164,369
REINSURANCE GROUP OF AMERICA     COM      759351109    9,122  238,680   SH           SOLE                    24,445  214,235
RED OAK BANK                     COM      756856100      924   80,680   SH           SOLE                             80,680
SCOTTISH REGROUP LTD             COM      G7885T104    4,580  226,615   SH           SOLE                    23,228  203,387
SERVICE BANCORP INC              COM      81756X103    1,652   62,350   SH           SOLE                             62,350
STERLING BANK                    COM      858910102      323   31,500   SH           SOLE                             31,500
ST JOE COMPANY/THE               COM      790148100    3,277   54,315   SH           SOLE                     5,621   48,694
SOUTHWEST SECURITIES GP INC      COM      78503N107    1,138   79,156   SH           SOLE                     8,135   71,021
WESTCORP                         COM      957907108    8,705  229,670   SH           SOLE                    23,630  206,040
TOTAL                                                201,941

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